CONTRACT ASSETS (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Contract assets [abstract]
Beginning of the year/period	$ 101	¥ 733	¥ 562
Provision for expected credit loss, net	489	3,546	171
End of the year/period	$ 590	¥ 4,279	¥ 733